10. SUPPLEMENTAL SCHEDULE OF OPERATING EXPENSES	9 Months Ended
Mar. 31, 2014
Notes to Financial Statements
10. SUPPLEMENTAL SCHEDULE OF OPERATING EXPENSES

	Nine Months Ended March 31, 2014	Nine Months Ended March 31, 2013

Related Party Contractor Fees (1)	$488,813	$516,691
Officer’s Salary	179,191	214,432
Directors’ Fees	111,691	64,432
Independent Contractors	365,244	236,276
Commission Expense	771,862	147,975
Professional Fees	135,500	128,851
Credit Card Processing Fees	115,629	22,225
Telephone and Data Lines	26,475	47,480
Other Operating Costs	199,464	153,599

Total Operating Expenses	$2,393,869	$1,531,961

(1)	Related party contractors include Marillion which provides services to the Company including for Edward Dale to act as Chief Executive Officer of the Company, GHL Group, Ltd., whose President, Gregory H. Laborde is a Director and Netbloo which was the joint developer of the MagCast Publishing Platform

	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013

Related Party Contractor Fees (1)	$163,147	$170,792
Officer’s Salary	54,427	62,382
Directors’ Fees	31,927	12,382
Independent Contractors	118,777	84,407
Commission Expense	16,945	30,300
Professional Fees	34,126	33,410
Credit Card Processing Fees	10,353	6,958
Telephone and Data Lines	9,656	12,286
Other Operating Costs	55,905	51,234

Total Operating Expenses	$495,263	$464,151

(1)	Related party contractors include Marillion which provides services to the Company including for Edward Dale to act as Chief Executive Officer of the Company, GHL Group, Ltd., whose President, Gregory H. Laborde is a Director and Netbloo which was the joint developer of the MagCast Publishing Platform